Capital Surplus (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Capital Surplus Details
Beginning Balance	$ 133,193	$ 100,791
Issuance of common shares as settlement of debt	595
Effects of the Reverse Acquisition Transaction	(7,248)
Fair value of services rendered by shareholder	14,310	32,402
Ending Balance	$ 140,850	$ 133,193